Property, Plant and Equipment, and Fixed Assets - Construction in Process (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Property, Plant and Equipment, and Asset Impairment
Schedule of Property, Plant and Equipment

	Estimated Useful	September 30,	December 31,
($ in thousands)	Life (in years)	2024	2023
Leasehold improvements	9	7,694	7,694
Construction in process	N/A	—	29
Total property, plant and equipment		7,694	7,723
Less: impairment loss		(2,176)	—
Less: accumulated depreciation		(5,097)	(4,476)
Property, plant and equipment, net		$421	$3,247

Mustang’s property, plant and equipment consisted of the following:

	Estimated Useful	December 31,	December 31,
($ in thousands)	Life (in years)	2023	2022
Computer equipment	3	$—	$145
Furniture and fixtures	5	—	370
Machinery and equipment	5	—	8,632
Leasehold improvements	9	7,694	7,694
Total property, plant and equipment		7,694	16,841
Less: accumulated depreciation		(4,476)	(8,401)
Property, plant and equipment, net		$3,218	$8,440